Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net income	$ 26,975	$ 26,260
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization	35,390	29,412
Amortization of deferred financing costs	773	364
Amortization of above market acquired charters (Note 5)	7,060	7,631
Equity compensation expense	525	0
Changes in operating assets and liabilities:
Trade accounts receivable	(427)	380
Prepayments and other assets	(1,722)	(655)
Inventories	(897)	(800)
Trade accounts payable	2,271	3,190
Due from related parties	0	(2,172)
Due to related parties	(8,387)	289
Accrued liabilities	(77)	(330)
Deferred revenue	(2,154)	(867)
Dry-docking costs paid	(1,826)	(419)
Net cash provided by operating activities	57,504	62,283
Cash flows from investing activities:
Vessel acquisitions and improvements (Note 4)	(74,038)	(134,093)
Increase in restricted cash	(500)	(1,500)
Net cash used in investing activities	(74,538)	(135,593)
Cash flows from financing activities:
Proceeds from issuance of Partnership units	0	133,327
Expenses paid for issuance of Partnership units	0	(476)
Proceeds from long-term debt (Notes 4, 6)	35,000	72,389
Deferred financing costs paid	(89)	(1,769)
Payments of long-term debt (Note 6)	(8,677)	(118,599)
Dividends paid	(44,142)	(59,143)
Net cash (used in) / provided by financing activities	(17,908)	25,729
Net decrease in cash and cash equivalents	(34,942)	(47,581)
Cash and cash equivalents at beginning of period	90,190	164,199
Cash and cash equivalents at end of period	55,248	116,618
Supplemental cash flow information
Cash paid for interest	12,221	8,170
Non-Cash Investing and Financing Activities
Issuance costs of Partnership's units included in liabilities	0	263
Capital expenditures included in liabilities	613	79
Capitalized dry docking and deferred costs included in liabilities	$ 1,354	$ 1,265